Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Comprehensive Income [Abstract]
Net income	$ 4,222	$ 3,966	$ 2,006
Derivative instruments:
Change in fair value of cash-flow hedge	33	(108)	(79)
Reclassification for net (gains)/losses realized and included in net income	(5)	170	(16)
Total change in unrealized gains/losses on cash-flow hedge	28	62	(95)
Available-for-sale debt securities:
Change in fair value of available-for-sale debt securities	5	(14)	(1)
Reclassification for net (gains)/losses realized and included in net income	0	0	0
Total change in unrealized gains/losses on available-for sale debt securities	5	(14)	(1)
Defined benefit plans:
Actuarial gains/(losses) arising during the period	(19)	62	52
Amortization of actuarial gains losses included in net income	6	3	6
Total change in unrealized gains/losses on defined benefit plans	(13)	65	58
Change in foreign currency translation	133	(148)	(189)
Other comprehensive income (loss), net of tax	153	(35)	(227)
Total comprehensive income	4,375	3,931	1,779
Less: comprehensive income (loss) attributable to noncontrolling interest	11	7	6
Total comprehensive income attributable to the Company's stockholders	$ 4,364	$ 3,924	$ 1,773